Consolidated Statements Of Changes In Stockholders’ Deficit (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 18, 2022
Balance (in Shares) at Jan. 18, 2022
Founder shares issued to initial stockholder		$ 244	24,756		25,000
Founder shares issued to initial stockholder (in Shares)		2,443,750
Net Income (Loss)				(551)	(551)
Balance at Mar. 31, 2022		$ 244	24,756	(551)	24,449
Balance (in Shares) at Mar. 31, 2022		2,443,750
Balance at Jan. 18, 2022
Balance (in Shares) at Jan. 18, 2022
Net Income (Loss)					205,781
Balance at Sep. 30, 2022	$ 56	$ 244		(2,588,349)	(2,588,049)
Balance (in Shares) at Sep. 30, 2022	558,875	2,443,750
Balance at Jan. 18, 2022
Balance (in Shares) at Jan. 18, 2022
Sale of public units through public offering	$ 978		97,749,022		97,750,000
Sale of public units through public offering (in Shares)	9,775,000
Sale of private placement shares	$ 50		4,988,700		4,988,750
Sale of private placement shares (in Shares)	498,875
Issuance of representative shares	$ 6		72,169		72,175
Issuance of representative shares (in Shares)	60,000
Offering costs			(5,966,117)		(5,966,117)
Reclassification of common stock subject to redemption	$ (978)		(95,422,572)		(95,423,550)
Reclassification of common stock subject to redemption (in Shares)	(9,775,000)
Allocation of offering costs to common stock subject to redemption			5,824,123		5,824,123
Accretion of carrying value to redemption value			(7,270,081)	(3,202,818)	(10,472,899)
Founder shares issued to initial stockholder		$ 244	24,756		25,000
Founder shares issued to initial stockholder (in Shares)		2,443,750
Net Income (Loss)				404,616	404,616
Balance at Dec. 31, 2022	$ 56	$ 244		(2,798,202)	(2,797,902)
Balance (in Shares) at Dec. 31, 2022	558,875	2,443,750
Balance at Mar. 31, 2022		$ 244	24,756	(551)	24,449
Balance (in Shares) at Mar. 31, 2022		2,443,750
Sale of public units through public offering	$ 978		97,749,022		97,750,000
Sale of public units through public offering (in Shares)	9,775,000
Sale of private placement shares	$ 50		4,988,700		4,988,750
Sale of private placement shares (in Shares)	498,875
Issuance of representative shares	$ 6		72,169		72,175
Issuance of representative shares (in Shares)	60,000
Underwriters’ discount			(5,966,117)		(5,966,117)
Reclassification of common stock subject to redemption	$ (978)		(95,422,572)		(95,423,550)
Reclassification of common stock subject to redemption (in Shares)	(9,775,000)
Allocation of offering costs to common stock subject to redemption			5,824,123		5,824,123
Accretion of carrying value to redemption value			(7,270,081)	(2,346,742)	(9,616,823)
Net Income (Loss)				(73,071)	(73,071)
Balance at Jun. 30, 2022	$ 56	$ 244		(2,420,364)	(2,420,064)
Balance (in Shares) at Jun. 30, 2022	558,875	2,443,750
Accretion of carrying value to redemption value				(447,388)	(447,388)
Net Income (Loss)				279,403	279,403
Balance at Sep. 30, 2022	$ 56	$ 244		(2,588,349)	(2,588,049)
Balance (in Shares) at Sep. 30, 2022	558,875	2,443,750
Balance at Dec. 31, 2022	$ 56	$ 244		(2,798,202)	(2,797,902)
Balance (in Shares) at Dec. 31, 2022	558,875	2,443,750
Accretion of carrying value to redemption value				(1,725,591)	(1,725,591)
Net Income (Loss)				611,090	611,090
Balance at Mar. 31, 2023	$ 56	$ 244		(3,912,703)	(3,912,403)
Balance (in Shares) at Mar. 31, 2023	558,875	2,443,750
Balance at Dec. 31, 2022	$ 56	$ 244		(2,798,202)	$ (2,797,902)
Balance (in Shares) at Dec. 31, 2022	558,875	2,443,750
Issuance of representative shares (in Shares)					60,000
Net Income (Loss)					$ 1,249,338
Balance at Sep. 30, 2023	$ 56	$ 244		(4,906,100)	(4,905,800)
Balance (in Shares) at Sep. 30, 2023	558,875	2,443,750
Balance at Mar. 31, 2023	$ 56	$ 244		(3,912,703)	(3,912,403)
Balance (in Shares) at Mar. 31, 2023	558,875	2,443,750
Accretion of carrying value to redemption value				(753,075)	(753,075)
Net Income (Loss)				602,004	602,004
Balance at Jun. 30, 2023	$ 56	$ 244		(4,063,774)	(4,063,474)
Balance (in Shares) at Jun. 30, 2023	558,875	2,443,750
Accretion of carrying value to redemption value				(878,570)	(878,570)
Net Income (Loss)				36,244	36,244
Balance at Sep. 30, 2023	$ 56	$ 244		$ (4,906,100)	$ (4,905,800)
Balance (in Shares) at Sep. 30, 2023	558,875	2,443,750